SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2023 ZAR (R) shares	Dec. 31, 2022 ZAR (R) shares	Dec. 31, 2021 ZAR (R) shares	Feb. 22, 2020	Feb. 22, 2019	Dec. 31, 2018 ZAR (R)	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | R						R 119.14
Awards outstanding at beginning of year (in shares)	626,522	849,683	1,005,977
Awards lapsed during the year (in shares)	0	(3,581)	0
Awards exercised during the year (in shares)	(255,894)	(219,580)	(156,294)
Awards transferred to other schemes (in shares)	(370,628)	0	0
Awards outstanding at end of year (in shares)	0	626,522	849,683
Awards exercisable at end of year (in shares)	0	626,522	849,683
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | R							R 129.94
Awards outstanding at beginning of year (in shares)	62,708	109,229	111,562
Awards exercised during the year (in shares)	(33,899)	(46,521)	(2,333)
Awards transferred to other schemes (in shares)	(28,809)	0	0
Awards outstanding at end of year (in shares)	0	62,708	109,229
Awards exercisable at end of year (in shares)	0	62,708	109,229
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | R	R 317.99	R 335.04	R 308.97
Awards outstanding at beginning of year (in shares)	2,483,608	2,692,383	2,289,762
Awards granted during the year (in shares)	1,317,385	793,955	1,185,348
Awards lapsed during the year (in shares)	(224,391)	(163,697)	(322,814)
Awards exercised during the year (in shares)	(863,641)	(839,033)	(459,913)
Awards outstanding at end of year (in shares)	3,112,398	2,483,608	2,692,383
Awards exercisable at end of year (in shares)	1,157,900	693,211	588,694
Deferred Share Plan (DSP) | Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	28,809
Deferred Share Plan (DSP) | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	370,628
Tranche One | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)					50.00%
Tranche Two | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)				50.00%